Book Values and Fair Values of Financial Instruments (Detail) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Fair Value And Carrying Value By Balance Sheet Grouping [Line Items]
Current maturities of capital lease obligations	$ 5	$ 3	[1]
Long-term debt and capital lease obligations	5,317	5,265	[1]	$ 275
Book values
Fair Value And Carrying Value By Balance Sheet Grouping [Line Items]
Investments	24	21		31
Short-term debt	302
Current maturities of capital lease obligations	5	3
Long-term debt and capital lease obligations	5,317	5,265		275
Approximate fair values
Fair Value And Carrying Value By Balance Sheet Grouping [Line Items]
Investments	24	21		31
Short-term debt	302
Current maturities of capital lease obligations	5	3
Long-term debt and capital lease obligations	$ 5,639	$ 5,396		$ 275

[1]	Book values include any discounts, premiums and adjustments related to hedging instruments.